Principal Activities and Organization	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principal Activities and Organization
1. PRINCIPAL ACTIVITIES AND ORGANIZATION
(a) Principal Activities
YXT.COM Group Holding Limited (“the Company”) (formerly known as Unicentury Group Holding Limited) was incorporated under the laws of the Cayman Islands in January 2017, as an exempted company with limited liability. In June 2021, the Company was renamed to YXT.COM Group Holding Limited.
The Company, through its subsidiaries, consolidated variable interest entities (“VIEs”) and VIE’s subsidiaries (collectively, the “Group”). The Group’s platform has innovated a SaaS model, which integrates software and content, effectively assisting customers in the digital transformation of corporate learning. The Group’s principal operation and geographic market is in the People’s Republic of China (“PRC”).
(b) History of the Group and Basis of Presentation for the Reorganization and Latest Development of the Organization
Prior to the incorporation of the Company and starting in November 2011, the Group commenced its initial operations through Jiangsu Radnova Intelligence Technology Co., Ltd. (formerly known as Jiangsu Yunxuetang Network Technology Co., Ltd.) (“Jiangsu Radnova”) by Xiaoyan Lu (the “Founder”) and other three founding individuals. After a series of agreements, Jiangsu Radnova was owned by Xiaoyan Lu and other eight founding individuals (collectively, the “Initial Ordinary Shareholder”) by January 2017. After the Company was established in Cayman Island in January 2017, YXT.COM (HK) Limited (“YXT HK”) was incorporated in Hong Kong SAR (“Hong Kong”) as a wholly owned subsidiary of the Company, and Yunxuetang Information Technology (Jiangsu) Co., Ltd. (“the WFOE”) was established as a wholly owned subsidiary of YXT HK in the PRC. The Group then entered into a series of contractual arrangements among the WFOE, Jiangsu Radnova and Jiangsu Radnova’s shareholders in October 2017 (the “Reorganization”). The principal term of these contractual agreements is discussed below. Jiangsu Radnova became the variable interest entity of the Group (the “VIE”) as these contractual agreements provided the Group (i) with the power to direct activities of the VIE that most significantly affected its economic performance and (ii) received the economic benefits from the VIE that could be significant to them and as such the Group is the primary beneficiary and consolidates the VIE for financial reporting. After the completion of this transaction, the Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and the consolidated VIEs. As the shareholders of the Company and Jiangsu Radnova were mirrored with the same ownership immediately before and after the Reorganization, the Reorganization was determined to be a recapitalization and accounted for in a manner of a common ownership transaction. Accordingly, the accompanying consolidated financial statements were prepared as if the current corporate structure has been in existence since the incorporation of Jiangsu Radnova. In 2018, 2020 and 2024, the VIE agreements were amended or restated, which amended the VIE’s shareholders list and equity interest of each shareholder as a result of the change in registered share capital of the VIE. Rights and obligations, clause, and terms regarding VIE accounting and consolidation basis remained substantially the same.
On June 24, 2020, the Company completed acquisition of the 60% outstanding shares, including preferred shares and common shares, of CEIBS Publishing Group Limited(the “CEIBS PG”). CEIBS PG, its subsidiary and its consolidated variable interest entities (together “CEIBS Publishing Group”) offer corporate learning solution through providing online learning content and offline training courses in the PRC. Since the completion of this acquisition, the Group had historically consolidated CEIBS Publishing Group. Until January 15, 2024, the Hong Kong International Arbitration Center (the “HKIAC Arbitration”) tribunal concluded and issued their final decision on the CEIBS arbitration case, resulting in the deconsolidation of CEIBS Publishing Group in January 2024. In January 2025, the High Court of Hong Kong dismissed the Company’s application to set aside the partial final award. Refer to Deconsolidation of CEIBS Publishing Group (Note 4) for additional details on the impact to the Group’s consolidated financial statements.
(b) History of the Group and Basis of Presentation for the Reorganization and Latest Development of the Organization (continued)

As of December 31, 2024, the Company’s principal subsidiary is as follow:

Name of subsidiary	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect ownership	Establish or acquired	Principal activities

Yunxuetang Information Technology (Jiangsu) Co., Ltd.	Suzhou	August 8, 2017	100%	Established	Technology development
As of December 31, 2024, the Company’s principal VIEs and VIEs’ subsidiaries are as follow:

Name of VIEs and VIEs’ subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of economic interest	Establish or acquired	Principal activities
Jiangsu Radnova Intelligence Technology Co., Ltd.(formerly known as Jiangsu Yunxuetang Network Technology Co., Ltd.)*	Suzhou	December 22, 2011	100%	Established	Technology development and sales of SaaS platform
Beijing Xuanxing Intelligence Technology Co., Ltd. (formerly “Beijing Yunxuetang Network Technology Co., Ltd.”)	Beijing	August 21, 2012	100%	Established	Technology development and sales of SaaS platform
Suzhou Xuanxing Intelligence Technology Co., Ltd (formerly “Suzhou Xuancai Network Technology Co., Ltd”)	Suzhou	September 25, 2015	100%	Established	Technology development and sales of SaaS platform

*	The name of this entity was change on March 26, 2025.

(c) Consolidated Variable Interest Entities
In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Group operates its Apps, websites and other restricted businesses in the PRC through PRC domestic companies and its subsidiaries, whose equity interests are held by certain entities and individuals including management members of the Company (“Nominee Shareholders”). Unrecognized revenue generating assets mainly include trademarks, licenses, patent and domain names, majority of which were held by VIEs and not recognized on VIEs’ standalone financial statements. Recognized revenue generating assets mainly included electronic equipment recorded in property, equipment, and software, while certain licenses and domain names were recognized as intangible assets. The Company entered into a series of contractual arrangements with such PRC domestic companies and its respective Nominee Shareholders, which provided the Company with substantially all of the economic benefits from such PRC domestic companies. Management concluded that such PRC domestic companies are VIE of the Company, of which the Company is the ultimate primary beneficiary. As such, the Group consolidated financial results of such PRC domestic companies and its subsidiaries in the Group’s consolidated financial statements. The principal terms of the agreements entered into amongst the VIE, the Nominee Shareholders and the WFOE are further described below.
Exclusive Call Option Agreements
Pursuant to the exclusive call option agreement, the Nominee Shareholders of the VIE have granted the WFOE the exclusive and irrevocable right to purchase or to designate one or more person(s) at its discretion to purchase part or all of the equity interests in the VIE (the “Target Equity”) from the Nominee Shareholders at any time. The total transfer price for the Target Equity shall be subject to the lowest price permitted by PRC laws and regulations. The VIE and its Nominee Shareholders have agreed that without prior written consent of the WFOE, the Nominee Shareholders or the VIE shall not sell, transfer, pledge or dispose of any of the Target Equity, assets, or the revenue or business in the VIE. In addition, the VIE covenants that it shall not declare any dividend or change capitalization structure of the VIE or enter into any loan or investment agreements without WFOE’s prior written consent.
Power of Attorney
Pursuant to the Power of Attorney, each of the Nominee Shareholders appointed the WFOE or its designee(s) as their attorney-in-fact
to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, attending shareholders meetings and signing on their behalf on the resolutions, voting on their behalf on all matters requiring shareholder approval, including but not limited to the appointment and removal of legal representative, directors and senior management, as well as the sale, transfer and disposal of all or part of the equity interests owned by such shareholders. The power of attorney will remain effective for a given Nominee Shareholder until such shareholder ceases to be a shareholder of the VIE.

Exclusive Technology, Consulting and Service Agreement
Pursuant to the exclusive technology consulting and service agreement, the WFOE has agreed to provide to the VIE services, including, but not limited to, product development and research, website design, design, installation, commissioning and maintenance of computer networks system, database support and software service, economic and technology information consulting. The VIE shall pay to the WFOE service fees quarterly for an amount equal to 100% of its pre-tax
profit, and the amount shall not be deducted or
set-off
unless mutually agreed by VIE and WFOE. The agreement remains effective until VIE dissolves in accordance with PRC laws, unless WFOE early terminates the agreement by delivering a prior written notice.
Equity Interest Pledge Agreements
Pursuant to the equity interest pledge agreement, the Nominee Shareholders of the VIE have pledged 100% equity interests in VIE to the WFOE to guarantee Nominee Shareholders and WFOE’s fulfillment of obligations under the above agreements, including the payment of service fees by the VIE of its obligations under the exclusive technology consulting and service agreement. The equity interest pledge shall not be released until Nominee Shareholders and WFOE have fulfilled all the obligations under the above agreements and WFOE has recognized in writing, unless otherwise expressly approved by WFOE in writing. In the event of a breach by the VIE or any of its Nominee Shareholders of contractual obligations under the above agreements, as the case may be, the WFOE, as pledgee, will have the right to auction or dispose of the pledged equity interests in the VIE and will have priority in receiving the proceeds from such auction or disposal.
Spousal Consent Letters
Pursuant to the Spousal Consent Letter, the spouse of each Nominee Shareholder (except for Mr. Xiaoyan Lu, Ms.Qi Gao, the shareholder of Jiangsu Radnova, who have no spouse yet), who is a natural person, unconditionally and irrevocably agreed that the equity interests in the VIE held by such Nominee Shareholder will be disposed of pursuant to the equity interest pledge agreement, the exclusive call option agreement, and power of attorney. Each of their spouses agreed not to assert any rights over the equity interests in the VIE held by such Nominee Shareholder. In addition, in the event that any spouse obtains any equity interests in VIE held by such Nominee Shareholder for any reason, he or she agreed to be bound by the equity interest pledge agreement, the exclusive option agreement, and power of attorney.
(d) Risks in Relations to the VIE Structure
The following tables set forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs and their subsidiaries taken as a whole before eliminations of intercompany balances and transactions with other entities of the Group:

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	292,286	143,120
Restricted cash	—	322
Accounts receivable, net	32,790	19,386
Amounts due from the Group’s entities	25,012	149,180
Amounts due from related parties	—	2,000
Prepaid expense and other current assets	9,652	29,450

Total current assets	359,740	343,458

Non-current assets
Long-term investments	126,341	113,884
Property, equipment and software, net	8,469	4,942
Intangible assets, net	12,720	7,069
Operating lease right-of-use assets, net	32,300	25,559
Other non-current assets	4,154	16,092

Total non-current assets	183,984	167,546

Total assets	543,724	511,004

LIABILITIES
Current liabilities
Accounts payable	17,855	6,188
Amounts due to related parties	—	2,452
Short-term borrowings	46,800	163,000
Deferred revenue, current	188,485	125,428
Amounts due to the Group’s entities	6,282	—
Acquisition consideration payable, onshore	5,792	5,792
Other payable and accrued liabilities	40,025	17,451
Operating lease liabilities, current	12,778	8,920

Total current liabilities	318,017	329,231

Non-current liabilities
Loan from the Group’s entity	—	30,000
Operating lease liabilities, non-current	20,257	17,439
Long-term borrowings	219,000	125,500
Deferred revenue, non-current	58,952	57,710

Total non-current liabilities	298,209	230,649

Total liabilities	616,226	559,880

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Third-party revenues	430,636	424,016	331,190
Cost of revenues	(116,162)	(136,865)	(97,076)

Net loss	(1,952)	(45,835)	(18,255)
Net cash generated from/(used in) operating activities	47,372	(4,070)	(54,515)
Net cash used in investing activities	(28,222)	(10,711)	(147,029)
Net cash generated from financing activities	32,000	185,800	52,700

Net increase/(decrease) in cash, cash equivalents and restricted cash	51,150	171,019	(148,844)
Cash, cash equivalents and restricted cash at beginning of the year	70,117	121,267	292,286

Cash, cash equivalents and restricted cash at end of the year	121,267	292,286	143,442

Under the contractual arrangements with the consolidated VIEs, the Company has the power to direct activities of the consolidated VIEs and VIEs’ subsidiaries through the Group’s relevant PRC subsidiaries. Relevant PRC laws and regulations restrict the VIEs and VIEs’ subsidiaries from transferring a portion of their net assets, equivalent to the balance of its registered
capital, additional paid-in capital and statutory reserves, to the Company in the form of loans and advances or cash dividends. Please refer to Note 23 for disclosure of restricted net assets. The Company believes that there are no assets held in the consolidated VIEs and VIEs’ subsidiaries can be used only to settle obligations of the respective VIEs and VIEs’ subsidiaries, except for registered
capital, additional paid-in capital and PRC statutory reserves. Since the consolidated VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Law, the creditors of the consolidated VIEs and VIEs’ subsidiaries do not have recourse to any assets of the WFOE or the Company for the debt settlement purpose. In the event that the shareholders of the VIEs breach the terms of the contractual arrangements and voluntarily liquidate the VIE, or the VIE declares bankruptcy and all or part of its assets become subject to liens or rights of third-party creditors, or are otherwise disposed of without our consent, the Company may be unable to conduct some or all of our and our subsidiaries business and the VIEs’ businesses operations or otherwise benefit from the assets held by the VIEs.
The Group believes that the Group’s relevant PRC subsidiaries’ contractual arrangements with the consolidated WFOEs, VIEs and VIEs’ subsidiaries and the Nominee Shareholders are in compliance with PRC laws and regulations, as applicable, and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements.

In addition, if the current structure of any of the contractual arrangements were found to be in violation of any existing PRC laws, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or terminate the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or consolidate the VIEs and VIEs’ subsidiaries, which may result in deconsolidation of the VIEs and VIEs’ subsidiaries.
There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC government authorities will not ultimately take a view that is contrary to the Company’s belief and the opinion of its PRC legal counsel. In March 2019, the draft Foreign Investment Law was submitted to the National People’s Congress for review and was approved on March 15, 2019, which came into effect from January 1, 2020. The approved Foreign Investment Law does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remain unclear under the Foreign Investment Law. Since the Foreign Investment Law is new, there are substantial uncertainties exist with respect to its implementation and interpretation and the possibility that such entities will be deemed as foreign-invested enterprise and subject to relevant restrictions in the future shall not be excluded. If the contractual arrangements establishing the Company’s VIE structure are found to be in violation of any existing law and regulations or future PRC laws and regulations, the relevant PRC government authorities will have broad discretion in dealing with such violation, including, without limitation, levying fines, confiscating income or the income of these affiliated Chinese entities, revoking business licenses or the business licenses of these affiliated Chinese entities, requiring the Company and its affiliated Chinese entities to restructure their ownership structure or operations and requiring the Company or its affiliated Chinese entities to discontinue any portion or all of the Company’s value-added businesses. Any of these actions could cause significant disruption to the Company’s business operations and have a severe adverse impact on the Company’s cash flows, financial position and operating performance. If the imposing of these penalties causes the Company to lose its rights to direct the activities of and receive economic benefits from the VIEs, which in turn may restrict the Company’s ability to consolidate and reflect in its financial statements the financial position and results of operations of its VIEs.
(e) Liquidity
The Group incurred net losses of RMB 640,295, RMB 229,838 and RMB 92,053 for the years ended December 31, 2022, 2023 and 2024, respectively. Net cash used in operating activities was RMB 456,835, RMB 257,029 and RMB 211,734 for the years ended December 31, 2022, 2023 and 2024, respectively. Accumulated deficit was RMB 3,490,681 and RMB 3,287,548 as of December 31, 2023 and 2024, respectively.
Historically, the Group has relied principally on both operational sources of cash and non-operational
sources of financing from investors and borrowings from banks to fund its operations and business development. There can be no assurances that such funding sources will be available at terms acceptable to the Company, or at all. The Group’s ability to continue as a going concern is dependent on management’s ability to obtain additional loan or equity financing and successfully executing its business plan, which includes increasing revenue while controlling operating cost and expenses to improve operating cash flows. Upon the completion of the Company’s IPO on August 15, 2024, the Company offered and issued 6,819,000 Class A ordinary shares with a par value $0.0001 per share at the
g
r
o
s
s
proceeds of RMB 178,063. With these and based on cash flows projection and existing balance of cash and cash equivalents, the Group believes the operating cash flows are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the consolidated financial statements are issued. The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.